UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Changes in operating assets and liabilities
Accrued expenses				$ 52,450,000	$ 16,670,000
Net Cash used in Operating Activities				(112,918,000)	(59,861,000)
Net change in cash				(6,153,000)	4,596,000
Cash at the beginning of the period		$ 10,617,000		10,617,000	6,021,000
Cash at the end of the period			$ 10,617,000	4,464,000	10,617,000
Founder Spac [Member]
Cash Flow from Operating Activities:
Net loss	$ (8,529)	(810,422)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments in Trust Account		(248,446)	(22,182)
Changes in operating assets and liabilities
Prepaid insurance		255,754	(913,017)
Accrued expenses	8,529	50,508	(290,616)
Net Cash used in Operating Activities		(752,606)	(2,391,520)
Net change in cash		(752,606)	761,605
Cash at the beginning of the period		761,605		$ 761,605
Cash at the end of the period		8,999	761,605		$ 761,605
Non-Cash Investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in Due to Sponsor	246,993
Offering costs included in accrued offering costs	$ 45,000		$ 286,145